CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses to related parties	$ 52,213	$ 72,847	$ 74,514
Pre-opening costs expenses to related parties	240	32	152
Property charges and other expenses to related parties	1,694	630
Provision of Gaming Related Services [Member]
Costs to related parties	25,576	21,445	17,634
Rooms [Member]
Revenues from related parties	15,981	53,865	53,925
Costs to related parties	7,527	12,491	12,572
Food and Beverage [Member]
Revenues from related parties	14,487	38,719	35,937
Costs to related parties	19,370	27,797	27,089
Entertainment [Member]
Revenues from related parties	25	7,685	1,191
Costs to related parties	2,273	4,521	4,815
Mall [Member]
Costs to related parties	2,025	2,026	2,010
Retail and Other [Member]
Costs to related parties	$ 1,220	$ 1,739	$ 2,370